Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS
February 28, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Advertising - 1.1%
22,018	WPP PLC, ADR (b)	$1,309,851

	Apparel - 0.6%
9,610	VF Corp.	760,439

	Auto Manufacturers - 1.4%
57,730	Honda Motor Co. Ltd. (b)	1,597,389

	Banks - 8.3%
37,447	Bank of America Corp.	1,299,785
13,552	Canadian Imperial Bank of Commerce (b)	1,249,088
8,836	JPMorgan Chase & Co.	1,300,394
9,628	PNC Financial Services Group, Inc.	1,620,970
37,266	Truist Financial Corp.	2,122,671
58,103	Wells Fargo & Co.	2,101,586
		9,694,494
	Beverages - 1.3%
11,974	PepsiCo, Inc.	1,546,921

	Biotechnology - 2.8%
7,636	Amgen, Inc.	1,717,489
24,422	Gilead Sciences, Inc.	1,499,511
		3,217,000
	Chemicals - 3.8%
10,408	DuPont de Nemours, Inc.	731,891
8,269	International Flavors & Fragrances, Inc.	1,120,532
25,209	LyondellBasell Industries NV, Class A	2,598,796
		4,451,219
	Commercial Services - 1.0%
6,498	Automatic Data Processing, Inc.	1,130,782

	Computers - 2.1%
3,709	Accenture PLC, Class A	930,588
21,037	Cognizant Technology Solutions Corp., Class A	1,545,799
		2,476,387
	Cosmetics/Personal Care - 4.1%
21,251	Procter & Gamble Co.	2,625,136
40,879	Unilever PLC, ADR (b)	2,128,161
		4,753,297
	Diversified Financial Services - 2.6%
9,781	American Express Co.	1,322,978
42,771	Lazard, Ltd. - Class A	1,654,810
		2,977,788
	Electric - 1.9%
16,302	Ameren Corp.	1,145,541
14,416	American Electric Power Co. (b)	1,079,038
		2,224,579
	Electrical Components & Equipment - 1.0%
14,063	Emerson Electric Co.	1,208,012

	Environmental Control - 1.5%
15,649	Waste Management, Inc.	1,735,318

	Finance and Insurance - 2.7%
39,188	Sun Life Financial, Inc.	1,883,375
81,956	UBS Group AG (b)	1,271,957
		3,155,332
	Food - 3.0%
21,289	General Mills, Inc.	1,171,108
26,020	Hormel Foods Corp. (b)	1,206,547
20,325	Kellogg Co. (b)	1,172,956
		3,550,611
	Hand/Machine Tools - 1.8%
10,123	Snap-on, Inc.	2,056,082

	Healthcare Products - 1.5%
14,990	Medtronic PLC	1,753,380

	Healthcare Services - 0.9%
9,461	Quest Diagnostics, Inc.	1,093,597

	Household Products/Wares - 3.1%
13,516	Clorox Co. (b)	2,447,072
8,955	Kimberly-Clark Corp.	1,149,195
		3,596,267
	Information - 1.4%
97,762	Vodafone Group PLC, ADR	1,679,551

	Insurance - 3.6%
22,196	Allstate Corp.	2,366,094
12,694	Travelers Cos., Inc.	1,846,977
		4,213,071
	Iron/Steel - 1.7%
33,900	Nucor Corp.	2,027,898

	Manufacturing - 8.4%
22,164	AstraZeneca PLC, ADR (b)	1,072,294
23,420	Bunge Ltd.	1,793,503
10,946	Diageo PLC, ADR (b)	1,726,622
7,133	Hubbell, Inc. (b)	1,266,179
14,759	Reliance Steel & Aluminum Co.	1,951,140
48,072	Steel Dynamics, Inc.	1,998,834
		9,808,572
	Media - 1.6%
34,487	Comcast Corp. - Class A	1,818,155

	Mining - 1.1%
23,207	Newmont Goldcorp Corp.	1,261,997

	Mining, Quarrying, and Oil and Gas Extraction - 0.8%
17,735	Agnico Eagle Mines Ltd. (b)	990,854

	Miscellaneous Manufacturing - 2.5%
16,693	3M Co.	2,922,277

	Oil & Gas - 2.1%
43,993	Exxon Mobil Corp.	2,391,899

	Packaging & Containers - 1.1%
9,575	Packaging Corp of America	1,264,091

	Pharmaceuticals - 10.9%
21,371	Cardinal Health, Inc.	1,101,034
7,990	Eli Lilly & Co.	1,637,071
46,255	GlaxoSmithKline PLC, ADR (b)	1,554,631
24,298	Johnson & Johnson	3,850,261
10,105	McKesson Corp.	1,713,000
38,641	Merck & Co., Inc.	2,806,109
		12,662,106
	Pipelines - 1.0%
51,775	Williams Cos., Inc. (b)	1,182,541

	Real Estate Investment Trusts - 4.5%
21,147	CBL & Associates Properties, Inc. (a)	14,803
36,652	Gaming and Leisure Properties, Inc. (b)	1,627,349
30,320	Omega Healthcare Investors, Inc.	1,126,085
23,538	Ventas, Inc. (b)	1,245,160
17,774	Welltower, Inc.	1,206,854
		5,220,251
	Retail - 3.3%
16,233	Starbucks Corp.	1,753,651
15,979	Walmart, Inc.	2,075,992
		3,829,643
	Semiconductors - 2.6%
20,767	Intel Corp.	1,262,218
10,181	Texas Instruments, Inc.	1,753,881
		3,016,099
	Software - 1.1%
19,185	Oracle Corp.	1,237,624

	Telecommunications - 1.1%
29,386	Cisco Systems, Inc.	1,318,550

	Transportation - 1.1%
6,457	Union Pacific Corp.	1,329,884

	Wholesale Trade - 1.0%
14,949	Spectrum Brands Holdings, Inc.	1,159,295

	TOTAL COMMON STOCKS (Cost - $103,942,811)	113,623,103

	PREFERRED STOCKS - 0.5%
	Manufacturing - 0.4%
2,600	Energizer Holdings, Inc.	231,192
9,473	Pitney Bowes, Inc.	214,089
		445,281
	Mining, Quarrying, and Oil and Gas Extraction - 0.1%
12,483	Nabors Industries Ltd. (b)	191,739

	TOTAL PREFERRED STOCKS (Cost - $610,429)	637,020

	CONVERTIBLE PREFERRED STOCKS - 0.2%
	Manufacturing - 0.2%
5,150	International Flavors & Fragrances, Inc.	251,320
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $223,534)	251,320

	SHORT TERM INVESTMENTS - 1.5%
	Money Market Funds - 1.5%
1,687,278	First American Treasury Obligations Fund, .03% Class X (c)	1,687,278
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,687,278)	1,687,278

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.4%
20,260,476	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (c)	20,260,476
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $20,260,476)	20,260,476

	TOTAL INVESTMENTS - 117.0% (Cost - $126,724,528)	136,459,197
	Liabilities in Excess of Other Assets - (17.0)%	(19,790,780)
	NET ASSETS - 100.0%	$116,668,417

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) All or a portion of this security is out on loan as of February 28, 2021.
(c) Interest rate reflects seven-day yield on February 28, 2021.